Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund	Dec. 30, 2023
Fidelity Emerging Asia Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(31.26%)
Past 5 years	2.45%
Past 10 years	5.95%
Fidelity Emerging Asia Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(31.26%)
Past 5 years	0.71%
Past 10 years	5.02%
Fidelity Emerging Asia Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.51%)
Past 5 years	2.28%
Past 10 years	5.06%
F1433
Average Annual Return:
Past 1 year	(19.68%)
Past 5 years	(0.65%)
Past 10 years	3.57%